DEBT AND BORROWING ARRANGEMENTS	12 Months Ended
Dec. 31, 2018
Debt and Borrowing Arrangements Disclosure [Abstract]
DEBT AND BORROWING ARRANGEMENTS	DEBT AND BORROWING ARRANGEMENTS
Short-Term Borrowings
Loans and notes payable consist primarily of commercial paper issued in the United States. As of December 31, 2018 and 2017, we had $13,063 million and $12,931 million, respectively, in outstanding commercial paper borrowings. Our weighted-average interest rates for commercial paper outstanding were approximately 2.6 percent and 1.4 percent per year as of December 31, 2018 and 2017, respectively. In addition, we had $11,659 million in lines of credit and other short-term credit facilities as of December 31, 2018. The Company's total lines of credit included $772 million that was outstanding and primarily related to our international operations.
Included in the credit facilities discussed above, the Company had $7,895 million in lines of credit for general corporate purposes. These backup lines of credit expire at various times from 2019 through 2022. There were no borrowings under these backup lines of credit during 2018. These credit facilities are subject to normal banking terms and conditions. Some of the financial arrangements require compensating balances, none of which is presently significant to our Company.
Long-Term Debt
During 2018, the Company retired upon maturity $3,276 million total principal amount of notes and debentures. The general terms of the notes and debentures retired are as follows:

•	$26 million total principal amount of debentures due January 29, 2018, at a fixed interest rate of 9.66 percent;

•	$750 million total principal amount of notes due March 14, 2018, at a fixed interest rate of 1.65 percent;

•	$1,250 million total principal amount of notes due April 1, 2018, at a fixed interest rate of 1.15 percent; and

•	$1,250 million total principal amount of notes due November 1, 2018, at a fixed interest rate of 1.65 percent.
The Company also extinguished a portion of the long-term debt that was assumed in connection with our acquisition of Coca‑Cola Enterprises Inc.'s former North America business ("Old CCE"). The extinguished debentures had a total principal amount of $94 million that was due to mature on May 15, 2098, at a fixed interest rate of 7.00 percent. Related to this extinguishment, the Company recorded a net gain of $27 million in the line item interest expense in our consolidated statement of income during the year ended December 31, 2018.
During 2017, the Company issued U.S. dollar- and euro-denominated debt of $1,000 million and €2,500 million, respectively. The carrying value of this debt as of December 31, 2017 was $3,974 million. The general terms of the notes issued are as follows:

•	$500 million total principal amount of notes due May 25, 2022, at a fixed interest rate of 2.20 percent;

•	$500 million total principal amount of notes due May 25, 2027, at a fixed interest rate of 2.90 percent;

•	€1,500 million total principal amount of notes due March 8, 2019, at a variable interest rate equal to the three month Euro Interbank Offered Rate ("EURIBOR") plus 0.25 percent;

•	€500 million total principal amount of notes due March 9, 2021, at a fixed interest rate of 0.00 percent; and

•	€500 million total principal amount of notes due March 8, 2024, at a fixed interest rate of 0.50 percent.
During 2017, the Company retired upon maturity €2,000 million total principal amount of notes due March 9, 2017, at a variable interest rate equal to the three month EURIBOR plus 0.15 percent, $206 million total principal amount of notes due August 1, 2017, at a fixed interest rate of 7.125 percent, SFr200 million total principal amount of notes due October 2, 2017, at a fixed interest rate of 0.00 percent, $750 million total principal amount of notes due October 27, 2017, at a fixed interest rate of 0.875 percent, and $225 million total principal amount of notes due November 16, 2017, at a variable interest rate equal to the three month London Interbank Offered Rate ("LIBOR") plus 0.05 percent. The Company also extinguished a portion of the long-term debt that was assumed in connection with our acquisition of Old CCE. The extinguished notes had a carrying value of $417 million, which included fair value adjustments recorded as part of purchase accounting. The general terms of the notes extinguished were as follows:

•	$95.6 million total principal amount of notes due August 15, 2019, at a fixed interest rate of 4.50 percent;

•	$38.6 million total principal amount of notes due February 1, 2022, at a fixed interest rate of 8.50 percent;

•	$11.7 million total principal amount of notes due September 15, 2022, at a fixed interest rate of 8.00 percent;

•	$36.5 million total principal amount of notes due September 15, 2023, at a fixed interest rate of 6.75 percent;

•	$9.9 million total principal amount of notes due October 1, 2026, at a fixed interest rate of 7.00 percent;

•	$53.8 million total principal amount of notes due November 15, 2026, at a fixed interest rate of 6.95 percent;

•	$41.3 million total principal amount of notes due September 15, 2028, at a fixed interest rate of 6.75 percent;

•	$32.0 million total principal amount of notes due October 15, 2036, at a fixed interest rate of 6.70 percent;

•	$3.4 million total principal amount of notes due March 18, 2037, at a fixed interest rate of 5.71 percent;

•	$24.3 million total principal amount of notes due January 15, 2038, at a fixed interest rate of 6.75 percent; and

•	$4.7 million total principal amount of notes due May 15, 2098, at a fixed interest rate of 7.00 percent.
The Company recorded a net charge of $38 million in the line item interest expense in our consolidated statement of income during the year ended December 31, 2017.
During 2016, the Company issued Australian dollar-, euro- and U.S. dollar-denominated debt of AUD1,000 million, €500 million and $3,725 million, respectively. The general terms of the notes issued are as follows:

•	AUD450 million total principal amount of notes due June 9, 2020, at a fixed interest rate of 2.60 percent;

•	AUD550 million total principal amount of notes due June 11, 2024, at a fixed interest rate of 3.25 percent;

•	€500 million total principal amount of notes due September 2, 2036, at a fixed interest rate of 1.10 percent;

•	$225 million total principal amount of notes due November 16, 2017, at a variable interest rate equal to the three month LIBOR plus 0.05 percent;

•	$1,000 million total principal amount of notes due May 30, 2019, at a fixed interest rate of 1.375 percent;

•	$1,000 million total principal amount of notes due September 1, 2021, at a fixed interest rate of 1.55 percent;

•	$500 million total principal amount of notes due June 1, 2026, at a fixed interest rate of 2.55 percent; and

•	$1,000 million total principal amount of notes due September 1, 2026, at a fixed interest rate of 2.25 percent.
During 2016, the Company retired upon maturity $1,654 million total principal amount of notes due September 1, 2016 at a fixed interest rate of 1.80 percent, $500 million total principal amount of notes due November 1, 2016 at a fixed interest rate of 0.75 percent and $500 million total principal amount of notes due November 1, 2016 at a variable interest rate equal to the three month LIBOR plus 0.10 percent.
The Company's long-term debt consisted of the following (in millions except average rate data):

	December 31, 2018		December 31, 2017
	Amount	Average Rate [1]	Amount	Average Rate[1]
U.S. dollar notes due 2019–2093	$13,619	2.6%	$16,854	2.3%
U.S. dollar debentures due 2020–2098	1,390	5.2	1,559	5.5
U.S. dollar zero coupon notes due 2020[2]	163	8.4	158	8.4
Australian dollar notes due 2020–2024	723	2.2	760	2.1
Euro notes due 2019–2036	12,994	0.6	13,663	0.7
Swiss franc notes due 2022–2028	1,128	3.6	1,148	3.0
Other, due through 2098[3]	300	4.0	351	4.1
Fair value adjustments[4]	62	N/A	13	N/A
Total[5,6]	30,379	1.9%	34,506	1.8%
Less: Current portion	5,003		3,304
Long-term debt	$25,376		$31,202

[1]
These rates represent the weighted-average effective interest rate on the balances outstanding as of year end, as adjusted for the effects of interest rate swap agreements, cross-currency swap agreements and fair value adjustments, if applicable. Refer to Note 6 for a more detailed discussion on interest rate management.

[2]	Amount is shown net of unamortized discounts of $8 million and $13 million as of December 31, 2018 and 2017, respectively.

[3]	As of December 31, 2018, the amount shown includes $154 million of debt instruments that are due through 2031.

[4]	Amount represents changes in fair value due to changes in benchmark interest rates. Refer to Note 6 for additional information about our fair value hedging strategy.

[5]	As of December 31, 2018 and 2017, the fair value of our long-term debt, including the current portion, was $30,456 million and $35,195 million, respectively.

[6]	The above notes and debentures include various restrictions, none of which is presently significant to our Company.
The carrying value of the Company's long-term debt included fair value adjustments related to the debt assumed from Old CCE's former North America business in 2010 of $212 million and $263 million as of December 31, 2018 and 2017, respectively. These fair value adjustments are being amortized over the number of years remaining until the underlying debt matures. As of December 31, 2018, the weighted-average maturity of the assumed debt to which these fair value adjustments relate was approximately 19 years. The amortization of these fair value adjustments will be a reduction of interest expense in future periods, which will typically result in our interest expense being less than the actual interest paid to service the debt. Total interest paid was $903 million, $803 million and $663 million in 2018, 2017 and 2016, respectively.
Maturities of long-term debt for the five years succeeding December 31, 2018 are as follows (in millions):

Maturities of Long-Term Debt
2019	$5,003
2020	4,272
2021	2,934
2022	2,414
2023	4,099